TAXATION - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits
Balance at the beginning of the year	$ 5,725	$ 5,096	$ 4,587
Additions based on tax positions related to the current year	6,180	544	668
Additions based on tax positions related to the prior year		220
Reductions for tax positions of prior years	(250)	(135)	(159)
Balance at the end of the year	11,655	5,725	5,096
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	11,700	5,700	5,100
Expenses for interest and penalties related to uncertain tax positions	$ 0	$ 0	$ 0